Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.30%
Air Freight & Logistics–2.86%
FedEx Corp.	68,179	$19,086,711
Application Software–3.54%
CDK Global, Inc.	492,691	23,644,241
Asset Management & Custody Banks–3.46%
Bank of New York Mellon Corp. (The)	450,412	23,119,648
Automobile Manufacturers–2.34%
General Motors Co.(b)	274,214	15,586,324
Building Products–2.56%
Johnson Controls International PLC	239,726	17,121,231
Construction Machinery & Heavy Trucks–6.15%
Caterpillar, Inc.	98,670	20,400,023
Wabtec Corp.	243,068	20,629,181
		41,029,204
Diversified Banks–13.47%
Bank of America Corp.	624,035	23,937,983
Citigroup, Inc.	390,978	26,437,932
Wells Fargo & Co.	860,358	39,524,846
		89,900,761
Electric Utilities–2.84%
Exelon Corp.	405,350	18,970,380
Electrical Components & Equipment–5.22%
Eaton Corp. PLC	108,518	17,151,270
Emerson Electric Co.	175,678	17,724,152
		34,875,422
Health Care Distributors–3.57%
Henry Schein, Inc.(b)	297,497	23,844,384
Health Care Facilities–3.70%
Universal Health Services, Inc., Class B	153,809	24,672,502
Integrated Oil & Gas–2.01%
Chevron Corp.	132,088	13,447,879
IT Consulting & Other Services–5.59%
Cognizant Technology Solutions Corp., Class A	314,471	23,123,053
DXC Technology Co.(b)	354,248	14,162,835
		37,285,888
Shares		Value
Managed Health Care–5.14%
Anthem, Inc.	89,276	$34,282,877
Multi-line Insurance–3.91%
American International Group, Inc.	551,824	26,128,866
Oil & Gas Exploration & Production–6.32%
Marathon Oil Corp.	2,162,296	25,061,011
Pioneer Natural Resources Co.	117,646	17,102,199
		42,163,210
Packaged Foods & Meats–4.33%
Kraft Heinz Co. (The)	752,155	28,935,403
Pharmaceuticals–7.61%
Johnson & Johnson	153,937	26,507,951
Merck & Co., Inc.	315,804	24,275,854
		50,783,805
Regional Banks–1.89%
Citizens Financial Group, Inc.	299,850	12,641,676
Semiconductors–2.61%
NXP Semiconductors N.V. (China)	84,567	17,453,783
Soft Drinks–4.41%
Coca-Cola Co. (The)	516,396	29,450,064
Systems Software–1.58%
Microsoft Corp.	37,103	10,571,016
Tobacco–3.19%
Philip Morris International, Inc.	212,970	21,316,167
Total Common Stocks & Other Equity Interests (Cost $517,684,199)		656,311,442
Money Market Funds–1.56%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	3,676,765	3,676,765
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	2,547,711	2,548,730
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	4,202,017	4,202,017
Total Money Market Funds (Cost $10,427,512)		10,427,512
TOTAL INVESTMENTS IN SECURITIES–99.86% (Cost $528,111,711)		666,738,954
OTHER ASSETS LESS LIABILITIES—0.14%		916,760
NET ASSETS–100.00%		$667,655,714

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,015,602	$8,942,765	$(10,281,602)	$-	$-	$3,676,765	$342
Invesco Liquid Assets Portfolio, Institutional Class	3,582,518	6,387,689	(7,421,477)	-	-	2,548,730	95
Invesco Treasury Portfolio, Institutional Class	5,732,116	10,220,303	(11,750,402)	-	-	4,202,017	152
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,768,135	(5,768,135)	-	-	-	2*
Invesco Private Prime Fund	-	13,458,981	(13,458,981)	-	-	-	77*
Total	$14,330,236	$44,777,873	$(48,680,597)	$-	$-	$10,427,512	$668

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Comstock Select Fund